Fair Value Measurements (Details) - Schedule of Liabilities Subject to Fair Value Measurements - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Liabilities:
Warrant liabilities	$ 828,000
Level 1 [Member]
Liabilities:
Warrant liabilities	828,000
Level 2 [Member]
Liabilities:
Warrant liabilities
Level 3 [Member]
Liabilities:
Warrant liabilities